Organization (Tables)	12 Months Ended
Dec. 31, 2022
Organization
Schedule of company's subsidiaries, VIE and subsidiaries of VIE

			Percentage of
			legal
			ownership by
		Place of	the
Entity	Date of incorporation	incorporation	Company	Principal activities
Subsidiaries
QD Data Limited (“Qudian HK”)	December 2, 2016	Hong Kong (“HK”)	100%	Investment holding
QD Technology Limited (“Qudian BVI”)	November 23, 2016	British Virgin Islands (“BVI”)	100%	Investment holding
Qufenqi (Ganzhou) Information Technology Co., Ltd. (“Qufenqi Ganzhou”)	September 5, 2016	PRC	100%	Investment holding, research and development
Qudian Inc. Equity Incentive Trust (“Share Based Payment Trust”)	December 30, 2016	HK	Nil	Employee benefits
Qufenqi (HK) Limited (“Qufenqi HK”)	April 28, 2014	HK	100%	Investment holding
Qu Plus Plus Inc. (“Qu Plus Plus”)	June 28, 2018	Cayman Islands	100%	Investment holding
Xiamen Happy Time Technology Co., Ltd. (“Xiamen Happy Time”)	September 5, 2018	PRC	100%	Technology development and service
Qu Plus Plus Limited (“Qu Plus Plus BVI”)	June 29, 2018	BVI	100%	Investment holding
Qu Plus (HK) Limited (“Qu Plus HK”)	May 12, 2020	HK	100%	Investment holding
Xiamen Youxiang Time Technology Service Co., Ltd. (“Xiamen Youxiang Time”)	August 3, 2018	PRC	100%	Technology development and service, research and development

Percentage of
legal
ownership by
		Place of	the
Entity	Date of incorporation	incorporation	Company	Principal activities
VIEs
Beijing Happy Time Technology Development Co., Ltd. (“Beijing Happy Time”)	April 9, 2014	PRC	Nil	Technology development and service, sale of products
Ganzhou Qudian Technology Co., Ltd. (“Ganzhou Qudian”)	November 25, 2016	PRC	Nil	Technology development service, sale of products and educational services
Xiamen Qudian Technology Co., Ltd. (“Xiamen Qudian”)	April 1, 2017	PRC	Nil	Technology development and service, sale of products

Schedule of financial statements information of VIEs

	As of December 31,
	2021	2022
	RMB	RMB	US$
Short-term loan principal and financing service fee receivables	2,339,575,202	—	—
Amounts due from group companies	1,980,008,928	109,713,457	15,906,956
Other current assets	7,447,784,233	10,077,615,569	1,461,116,912
Total current assets	11,767,368,363	10,187,329,026	1,477,023,868
Total non-current assets	1,744,115,342	1,619,591,980	234,818,765
Total assets	13,511,483,705	11,806,921,006	1,711,842,633
Amounts due to group companies	915,529,107	96,930,129	14,053,548
Other current liabilities	423,522,783	569,593,872	82,583,349
Total current liabilities	1,339,051,890	666,524,001	96,636,897
Total non-current liabilities	592,668,094	118,782,810	17,221,888
Total liabilities	1,931,719,984	785,306,811	113,858,785

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Revenues	3,549,458,230	1,600,712,429	578,002,415	83,802,474
Net income/(loss)	562,471,865	868,473,261	(221,602,406)	(32,129,326)

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	2,250,346,449	747,408,333	(329,949,497)	(47,838,180)
Net cash provided by/(used in) investing activities	(2,252,529,599)	645,957,049	489,498,990	70,970,682
Net cash provided by/(used in) financing activities	(1,429,389,722)	(571,156,011)	575,109,678	83,383,065